UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                             (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2015
	Shares	Value (Note 1)

COMMON STOCKS - 94.22%

Consumer Discretionary - 19.95%
* Amazon.com, Inc.	1,500	$1,013,835
Nordstrom, Inc.	15,000	747,150
Staples, Inc.	60,000	568,200
Starwood Hotels & Resorts Worldwide, Inc.	8,000	554,240
The Gap, Inc.	45,000	1,111,500
The Walt Disney Co.	10,000	1,050,800
Tiffany & Co.	15,000	1,144,350
Yum! Brands, Inc.	10,000	730,500
		6,920,575
Consumer Staples - 11.36%
The Hershey Co.	12,800	1,142,656
Wal-Mart Stores, Inc.	20,000	1,226,000
Whole Foods Market, Inc.	46,900	1,571,150
		3,939,806
Energy - 4.93%
Exxon Mobil Corp.	13,200	1,028,940
Transocean Ltd.	55,000	680,900
		1,709,840
Financials - 9.38%
American Express Co.	15,000	1,043,250
Bank of America Corp.	55,000	925,650
The Allstate Corp.	12,000	745,080
The Western Union Co.	30,000	537,300
		3,251,280
Health Care - 13.64%
Amgen, Inc.	6,600	1,071,378
Becton Dickinson and Co.	8,000	1,232,720
Johnson & Johnson	8,700	893,664
* Laboratory Corp. of America Holdings	6,000	741,840
Merck & Co., Inc.	15,000	792,300
		4,731,902
Industrials - 6.85%
Caterpillar, Inc.	8,000	543,680
General Electric Co.	20,000	623,000
Joy Global, Inc.	42,000	529,620
The Boeing Co.	4,700	679,573
		2,375,873
Information Technology - 21.02%
Apple, Inc.	8,000	842,080
Cisco Systems, Inc.	15,000	407,325
Corning, Inc.	42,900	784,212
EMC Corp.	37,000	950,160

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
		Shares	Value (Note 1)

	Information Technology - Continued
	Intel Corp.	30,000	$1,033,500
	International Business Machines Corp.	6,000	825,720
	Microsoft Corp.	10,000	554,800
	Oracle Corp.	22,000	803,660
	* Universal Display Corp.	20,000	1,088,800
			7,290,257
	Materials - 4.42%
	Alcoa, Inc.	86,000	848,820
	Nucor Corp.	17,000	685,100
			1,533,920
	Telecommunications Services - 2.67%
	Verizon Communications, Inc.	20,000	924,400

	Total Common Stocks (Cost $33,057,033)		32,677,853

SHORT-TERM INVESTMENT - 5.42%
	§ Federated Prime Obligations Fund, 0.24%	1,878,973	1,878,973

	Total Short-Term Investment (Cost $1,878,973)		1,878,973

Total Value of Investments (Cost $34,936,006(a)) - 99.64%			$34,556,826

Other Assets Less Liabilities - 0.36%			126,322

	Net Assets - 100%		$34,683,148

§	Represents 7 day effective yield
*	Non-income producing investment

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

(a)	Aggregate gross unrealized appreciation		$3,909,741
	Aggregate gross unrealized depreciation		(4,288,921)

	Net unrealized depreciation		$(379,180)

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Consumer Discretionary	19.95%	$6,920,575
	Consumer Staples	11.36%	3,939,806
	Energy	4.93%	1,709,840
	Financials	9.38%	3,251,280
	Health Care	13.64%	4,731,902
	Industrials	6.85%	2,375,873
	Information Technology	21.02%	7,290,257
	Materials	4.42%	1,533,920
	Telecommunications Services	2.67%	924,400
	Short-Term Investment	5.42%	1,878,973
	Other Assets Less Liabilities	0.36%	126,322
	Total	100.00%	$34,683,148

				(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

Note 1 - Investment Valuation - Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$32,677,853	$32,677,853	$-	$-
Short-Term Investment	1,878,973	1,878,973	-	-
Total Assets	$34,556,826	$34,556,826	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 22, 2016	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 22, 2016	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ C. Frank Watson III
Date: February 23, 2015	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust